Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Taxation
Schedule of components of income/(loss) before tax

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Income/(loss) before tax
Income/(loss) from China operations	(3,329,238)	1,730,549	3,681,735
Loss from non-China operations	(4,426,734)	(3,612,450)	(3,560,775)

Total income/(loss) before tax	(7,755,972)	(1,881,901)	120,960

Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(27,938)	(201,173)	(360,603)
Deferred tax benefits	42,584	34,782	221,010

Subtotal income tax benefits/(expenses) applicable to China operations	14,646	(166,391)	(139,593)

Total income tax benefits/(expenses)	14,646	(166,391)	(139,593)

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate

	For the year ended December 31,
	2015	2016	2017

Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax treatments	1.0%	45.3%	-942.7%
Tax effect of tax-exempt entities	-13.5%	-36.1%	588.6%
Effect on tax rates in different tax jurisdiction	-0.3%	-3.6%	30.5%
Tax effect of non-deductible expenses	-10.8%	-28.1%	536.0%
Tax effect of non-taxable income	0.2%	0.1%	-14.0%
Changes in valuation allowance	-0.9%	-11.4%	-120.8%
Expiration of loss carry forwards	-0.5%	0.0%	12.8%

Effective tax rates	0.2%	-8.8%	115.4%

Summary of income tax holiday

	For the year ended December 31,
	2015	2016	2017

Tax holiday effect	80,892	852,776	1,140,251
Effect of tax holiday on basic net loss per share	0.03	0.30	0.40
Effect of tax holiday on diluted net loss per share	0.03	0.30	0.39

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets
- Allowance for doubtful accounts	54,116	52,117
- Deferred revenues	186,291	299,723
- Net operating loss carry forwards	1,386,273	1,286,980
Less: valuation allowance	(1,626,680)	(1,480,570)

Net deferred tax assets	—	158,250

Deferred tax liabilities
- Intangible assets arisen from business combination	907,356	882,248

Total deferred tax liabilities	907,356	882,248

Schedule of movement of valuation allowance

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of the period	931,458	1,299,200	1,626,680
Additions	1,148,265	1,324,793	807,558
Reversals	(780,523)	(997,313)	(953,668)

Balance at end of the period	1,299,200	1,626,680	1,480,570